Results for the year - Employee costs - Remuneration to executive management and board of directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total	kr 294	kr 224	kr 219
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	126	119	120
Pension	12	26	26
Benefits	10	10	14
Long-term incentive	100	52	40
Severance payments	29	0	0
Total	277	207	200
Board of Directors
Disclosure of transactions between related parties [line items]
Total	17	17	19
Registered Executive Management
Disclosure of transactions between related parties [line items]
Total	kr 202	kr 141	kr 135